Debt	3 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Debt

NOTE 8 — DEBT

Debt is summarized as follows (in millions):

	March 31, 2014	December 31, 2013
Senior Secured Term Loan Facility	$290.3	$291.0
Senior Notes	400.0	400.0
Capital lease obligations	0.2	0.3
Economic development loan	0.4	0.4
Unamortized original issue discount	(0.5)	(0.6)

	690.4	691.1
Less:
Current maturities	3.2	3.2

Long-term debt	$687.2	$687.9

Senior Secured Credit Facilities

On January 26, 2011, Holdings, as a guarantor, and UCI International, Inc., as borrower, entered into a $375.0 million senior secured credit facilities agreement (the “Senior Secured Credit Facilities”) comprised of a $300.0 million senior secured term loan facility (the “Senior Secured Term Loan Facility”) and a $75.0 million senior secured revolving credit facility (the “Senior Secured Revolving Credit Facility”). At both March 31, 2014 and December 31, 2013, letters of credit issued under the Senior Secured Revolving Credit Facility totaled $7.3 million, which reduced the availability under the Senior Secured Revolving Credit Facility to $67.7 million. At March 31, 2014 and December 31, 2013, there were no borrowings outstanding under the Senior Secured Revolving Credit Facility.

The Senior Secured Credit Facilities contain customary covenants that restrict Holdings and its subsidiaries from certain activities including, among other things, incurring debt, creating liens over assets, selling or acquiring assets and making restricted payments, in each case except as permitted under the Senior Secured Credit Facilities. Holdings and its subsidiaries also must comply with a minimum interest coverage ratio covenant and a maximum senior secured leverage ratio covenant. Holdings and its subsidiaries also have annual limitations on capital expenditures. In addition, there is an annual excess cash flow prepayment provision. Holdings is required to make mandatory prepayments equal to 50% of Excess Cash Flow (as defined in the Senior Secured Credit Facilities) if the senior secured leverage ratio is greater than 2.0 to 1.0, or 25% of Excess Cash Flow if the senior secured leverage ratio is less than or equal to 2.0 to 1.0. Holdings was not required to make a prepayment based upon the excess cash flow calculation for the year ended December 31, 2013. At March 31, 2014 and December 31, 2013, Holdings and its subsidiaries were in compliance with all applicable covenants.

Senior Notes

On January 26, 2011, $400.0 million aggregate principal amount of 8.625% Senior Notes due 2019 (the “Senior Notes”), and guarantees thereof were issued. The Senior Notes bear interest at a rate of 8.625% per annum, and interest is payable semi-annually on February 15 and August 15.

The indenture governing the Senior Notes contains covenants that restrict the ability of Holdings and its subsidiaries to, among other things, incur additional debt or issue disqualified and preferred stock, make certain payments including payment of dividends or redemption of stock, make certain investments, incur certain liens, sell assets, merge or consolidate with other entities, and enter into transactions with affiliates. As of March 31, 2014, Holdings and its subsidiaries were in compliance with all applicable covenants.

Economic Development Loan

On September 17, 2012, Wells Manufacturing, L.P., a wholly-owned indirect subsidiary of Holdings, entered into an economic development loan for $0.5 million with the Fond du Lac County Economic Development Corp. to assist with the expansion of the vehicle electronics facility in Fond du Lac, Wisconsin. This economic development loan has a five-year maturity with annual principal payments of $0.1 million and bears interest at 2.0% per annum. Both principal and interest payments are due annually on October 1, commencing October 1, 2013. The economic development loan contains a provision that in the event the vehicle electronics business meets and maintains certain employee headcount and wage requirements, measured on an annual basis, all or a portion of the principal and interest due will be forgiven.

Future repayments

Below is a schedule of required future repayments of all debt outstanding on March 31, 2014 (in millions).

Remainder of 2014	$2.4
2015	3.2
2016	3.1
2017	282.2
2018	—
Thereafter	400.0

$690.9

Interest expense, net

The following table provides the detail of net interest expense for the respective periods (in millions). During the three months ended March 31, 2014 and 2013, less than $0.1 million and $0.3 million, respectively, of interest was capitalized.

	Three Months Ended March 31,
	2014	2013
Interest expense
Senior Secured Term Loan Facility	$4.0	$4.0
Senior Notes	8.6	8.6
Other	0.4	0.1
Unrealized foreign exchange losses	5.2	—
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.3	0.3
Senior Notes	0.3	0.3
Senior Secured Revolving Credit Facility	0.1	0.1
Original issue discounts	0.1	0.1

Total interest expense	19.0	13.5
Interest income	—	—

Interest expense, net	$19.0	$13.5

In December 2013, Holdings established a $100 million, U.S. dollar denominated, intercompany loan with one of its U.S. subsidiaries. The non-cash unrealized foreign exchange losses arose from a weakening of the U.S. dollar against the New Zealand dollar. The intercompany loan is eliminated upon consolidation, but in accordance with GAAP the impact of currency exchange rate fluctuations is recorded in interest expense, net in the interim unaudited condensed consolidated statements of comprehensive income (loss).